SUBSEQUENT EVENTS (Details Narrative) - Founder Spac [Member] - $ / shares	Aug. 04, 2022	Jun. 30, 2022	Dec. 31, 2021
Common Class A [Member]
Subsequent Event [Line Items]
Ordinary shares, Par Value Per Share		$ 0.0001	$ 0.0001
Subsequent Event [Member]
Subsequent Event [Line Items]
Purchase of shares	1,000,000
Total Subject Shares	15,000,000
Subsequent Event [Member] | Forward Purchase Agreement [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Ordinary shares, Par Value Per Share	$ 0.0001